Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2022	Jan. 27, 2022	Oct. 27, 2021	Dec. 23, 2020
IfrsStatementLineItems [Line Items]
Share capital	R$ 17	R$ 17
Total number of shares	93,722,831
Total number of shares		93,722,831	500,000
Authorized capital	R$ 50	R$ 50
Dividend payable	66,828
Dividend distributed	47,092
Dividends paid to non-controlling interests	19,736
Cash outflow	R$ 152,317	R$ 213,722
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares	47,920,068	47,920,068
Repurchase of ordinary shares				1,874,457	1,383,108	1,015,844
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares	45,802,763	45,802,763